SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17- SUBSEQUENT EVENTS

Effective July 31, 2024, the Board of Directors of the Company appointed 4 new Independent Directors to serve on our newly created Audit Committee, Compensation Committee, and Nominating and Governance Committee: James Wallace, Cathy Fleming, Mark Hemmann, and Neal Naito (together, the “New Directors”). Zhi Yang, our Chief Executive Officer, was appointed as Executive Director.

Effective July 31, 2024, we created an Audit Committee. John Wallace, Cathy Fleming, and Mark Hemmann will serve on the Audit Committee, with Mr. Wallace serving as Chair.

Effective July 31, 2024, we created a Compensation Committee. Cathy Fleming, Mark Hemman, and Neal Naito will serve on the Compensation Committee, with Ms. Fleming serving as Chair.

Effective July 31, 2024, we created a Nominating and Governance Committee. Mark Hemman, Cathy Fleming, and Neal Naito will serve on the Nominating and Governance Committee, with Mr. Hemmann serving as Chair.

NOTE 18: SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after December 31, 2023 through the date of the consolidated financial statements were available to be issued and concluded that there were no other material subsequent events.